Fair Value Measurement (Schedule of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value at the beginning of the period	$ 2,619	$ 6,991
Settlements	(3,997)	(3,500)
Change in fair value recognized in earnings	1,378	(872)
Fair value at the end of the period		$ 2,619